Additional information on the consolidated statements of loss - Disclosure of employee benefits (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Additional Information On Consolidated Statements Of Loss Line Items
Employee benefit expenses	$ 20,701	$ 14,015
Employee benefit expenses [Member]
Additional Information On Consolidated Statements Of Loss Line Items
Salaries and wages	15,122	12,705
Share-based compensation	8,328	5,791
Cost recoveries from associates	(2,749)	(4,481)
Employee benefit expenses	$ 20,701	$ 14,015